Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended				12 Months Ended			24 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Bridge Note [Member]	Jun. 30, 2012 Bridge Note 1[Member]	Jun. 30, 2013 Digimark LLC Secured Subordinated Promissory Note [Member]	Jun. 30, 2012 Digimark LLC Secured Subordinated Promissory Note [Member]	Dec. 31, 2012 MobivityAcquisition [Member]	Dec. 31, 2011 MobivityAcquisition [Member]	Dec. 31, 2012 Digimark LLC Secured Subordinated Promissory Note 1 [Member]	Dec. 31, 2012 Digimark LLC Secured Subordinated Promissory Note 1 [Member]
Due date on the outstanding Bridge notes payable					Apr. 15, 2013
Notes owed to holder					$ 57,699
Outstanding principal of bridge notes	4,984,720		4,984,720						194,658
Notes converted into shares of common stock	24,923,602		24,923,602
Value of common stock	$ 0.2		$ 0.2
Discount amortization to interest expense	4,764,734	741,444	6,099,463	1,014,813	3,927,425	358,254
Debt discount					1,484,749
Amortization of deferred financing costs					263,255	39,958	0	65,703
Deferred financing costs					247,880	53,250
Principal and interest payments made											316,579	316,579
Principal payment													175,000
Interest payment													9,266
Accretion of the debt discount													6,897	5,301
Payments on the promissory note													86,048	8,610
Accretion of the debt discount cash payment obligation	0	2,466			786	7,254			0	4,422
Promissory note outstanding									182,460				100,000	100,000
Interest expense	49,429	28,273	53,389	33,108	33,385	20,650	0	100,857
Payments made on cash payment obligation					$ 87,500	$ 162,500